Borrowings (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Short-term borrowings
Balance at year-end	$ 43,992	$ 37,073
Average balance outstanding	40,893	32,577
Maximum month-end balance	$ 43,992	$ 37,073
Weighted-average rate at year-end	0.20%	0.25%
Weighted-average rate during the year	0.22%	0.43%